As filed with the Securities and Exchange Commission on May 27, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22773

Brookfield Mortgage Opportunity Income Fund Inc.
 (Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2016
	Interest Rate	Maturity	Principal Amount (000s)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS – 81.6%
Non-Agency Mortgage-Backed Securities – 81.6%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-OP1, Class A2D 1,2	0.67%	04/25/36	$ 6,740	$ 4,410,795
Alternative Loan Trust
Series 2007-OA3, Class 1A1 1,2,3	0.57	04/25/47	9,736	8,078,066
Series 2006-OA17, Class 1A1A 1,2,3	0.63	12/20/46	5,176	3,804,040
Series 2006-OA2, Class A1 1,2,3	0.64	05/20/46	5,366	4,004,064
Series 2007-2CB, Class 2A11 1	0.83	03/25/37	6,555	4,273,974
Series 2006-19CB, Class A9 1	1.13	08/25/36	5,368	3,662,524
Series 2005-50CB, Class 1A1 3	5.50	11/25/35	3,570	3,437,568
Series 2007-15CB, Class A2	5.75	07/25/37	2,324	2,034,260
Series 2007-15CB, Class A5	5.75	07/25/37	2,139	1,872,498
Series 2006-45T1, Class 2A5 3	6.00	02/25/37	4,833	4,086,524
Series 2006-29T1, Class 2A6	6.50	10/25/36	4,866	4,476,771
Series 2006-23CB, Class 2A7 1,4	26.67	08/25/36	2,286	3,830,503
Asset-Backed Securities Corporation Home Equity Loan Trust
Series 2007-HE1, Class A4 1,2	0.57	12/25/36	5,037	3,967,515
Banc of America Funding Trust
Series 2006-G, Class 3A2 1	2.91	07/20/36	6,699	6,507,755
BCAP LLC Trust
Series 2010-RR5, Class 5A10 1,2,5	0.76	11/26/35	6,733	4,516,470
Series 2010-RR6, Class 1910 1,2,5	0.76	11/26/35	8,440	5,693,570
Series 2012-RR4, Class 5A6 5	2.55	05/26/36	3,819	2,537,041
Series 2009-RR11, Class 3A2 1,5	2.61	01/26/36	3,638	3,224,574
Series 2013-RR2, Class 3A2 5	2.97	03/26/36	7,350	6,635,580
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 1,5	4.13	05/15/29	3,750	3,511,119
Carefree Portfolio Trust
Series 2014-CARE, Class F 1,2,5	3.02	11/15/19	5,580	5,057,186
CHL Mortgage Pass-Through Trust
Series 2006-HYB5, Class 3A1A 1	2.75	09/20/36	1,183	1,027,666
Series 2006-HYB5, Class 3A1B 1	2.75	09/20/36	5,446	4,730,092
Citigroup Mortgage Loan Trust
Series 2012-6, Class 2A2 5	2.54	08/25/36	8,749	7,343,408
Series 2007-AR5, Class 1A2A 3	2.98	04/25/37	3,443	3,097,156
Series 2009-6, Class 19A2 5	6.00	03/25/36	4,475	3,341,310
Credit Suisse Mortgage Trust
Series 2011-10R, Class 3A2 5	2.74	09/27/36	4,859	4,074,636
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6 1	1.08	11/25/35	3,709	2,484,130
Series 2005-FA9, Class A1 1,3	1.13	12/25/35	3,454	2,340,585
GMACM Home Equity Loan Trust
Series 2007-HE2, Class A3	6.19	12/25/37	4,486	4,390,518
GMACM Home Loan Trust
Series 2006-HLTV, Class A5 2	6.01	10/25/29	3,503	3,583,336
Greenpoint Manufactured Housing
Series 1999-1, Class A5	6.77	08/15/29	6,094	5,926,642
Series 1999-3, Class IA7	7.27	06/15/29	4,360	4,294,900
GSAMP Trust
Series 2006-NC2, Class A2C 1,2	0.58	06/25/36	877	490,357
Series 2006-HE8, Class A2C 1,2	0.60	01/25/37	9,280	7,354,602
Home Equity Asset Trust
Series 2006-7, Class 2A3 1,2	0.58	01/25/37	10,084	6,850,832
Hyatt Hotel Portfolio Trust
Series 2015-HYT, Class E 1,2,3,5	4.24	11/15/29	4,000	3,814,192
IndyMac INDA Mortgage Loan Trust
Series 2007-AR3, Class 1A1 1,3	3.03	07/25/37	5,384	4,710,803
Series 2007-AR1, Class 1A1 1,3	3.12	03/25/37	3,633	3,338,564

IXIS Real Estate Capital Trust
Series 2007-HE1, Class A1 1,2	0.49	05/25/37	3,229	1,062,061
Series 2007-HE1, Class A2 1,2	0.54	05/25/37	5,141	1,709,329
Series 2006-HE2, Class A3 1,2	0.59	08/25/36	8,007	2,900,498
Series 2007-HE1, Class A3 1,2	0.59	05/25/37	1,585	532,669
Series 2007-HE1, Class A4 1,2	0.66	05/25/37	3,005	1,025,028
Series 2006-HE1, Class A4 1,2	0.73	03/25/36	681	404,461
JP Morgan Resecuritization Trust
Series 2012-2, Class 1A8 5	2.60	03/26/37	5,781	4,451,527
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1	6.63	04/15/40	5,300	5,564,339
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3 1,2	0.53	10/25/36	2,261	1,278,260
Series 2006-NC2, Class A4 1,2	0.58	08/25/36	10,324	4,768,367
Series 2006-NC3, Class A4 1,2	0.59	10/25/36	7,894	4,506,338
Series 2006-HE5, Class A3 1,2	0.59	11/25/36	14,267	8,392,436
Series 2005-NC2, Class A4 1,2	1.13	11/25/35	7,359	4,676,340
Mid-State Trust X
Series 10, Class B	7.54	02/15/36	3,195	3,458,495
Nomura Resecuritization Trust
Series 2013-1R, Class 3A12 1,2,5	0.60	10/26/36	16,637	14,162,422
Series 2014-1R, Class 2A11 1,5	0.70	02/26/37	15,432	7,650,629
Series 2015-1R, Class 4A5 5	2.23	06/25/37	1,710	803,904
Series 2014-6R, Class 5A7 5	2.64	04/26/37	4,856	3,083,783
Series 2015-4R, Class 3A8 5	2.66	01/26/36	9,391	6,456,644
Series 2015-1R, Class 4A7 5	2.74	12/26/37	2,782	1,390,793
Series 2015-1R, Class 3A7 5	2.88	03/26/37	6,094	3,405,070
Series 2014-2R, Class 1A7 5	2.91	01/26/36	3,343	2,340,374
Series 2015-6R, Class 2A4 5	7.84	01/26/37	7,777	6,076,375
RALI Trust
Series 2007-QO3, Class A1 1,2,3	0.59	03/25/47	4,293	3,328,910
Series 2006-QO7, Class 2A1 1,3	1.20	09/25/46	8,809	6,229,190
RBSSP Resecuritization Trust
Series 2009-13, Class 7A2 5	5.75	01/26/36	1,500	1,585,916
Residential Asset Securitization Trust
Series 2005-A13, Class 1A1 1	1.13	10/25/35	3,409	2,408,849
RFMSI Trust
Series 2007-S3, Class 1A5 3	5.50	03/25/37	4,693	4,126,886
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC3, Class A2B 1,2	0.58	09/25/36	8,095	3,680,343
Series 2007-BR4, Class A2B 1,2	0.63	05/25/37	6,193	3,578,389
Series 2007-BR4, Class A2C 1,2	0.72	05/25/37	6,948	4,068,030
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A 1,3	1.05	02/25/47	5,131	3,911,498
Series 2007-HY5, Class 1A1 1	2.08	05/25/37	6,473	5,535,661
Series 2006-AR10, Class 1A2	2.43	09/25/36	2,689	2,409,542
Series 2007-HY5, Class 3A1 1	4.35	05/25/37	1,860	1,618,945
Wells Fargo Mortgage Backed Securities Trust
Series 2005-2, Class 1B1	5.50	04/25/35	6,719	5,485,818
Total Non-Agency Mortgage-Backed Securities				300,884,245
Total RESIDENTIAL MORTGAGE RELATED HOLDINGS (Cost $324,535,809)				300,884,245
COMMERCIAL MORTGAGE RELATED HOLDINGS – 24.9%
Class B Notes – 1.9%
885 Trademark 6,7,8	10.50	10/1/2019	1,800	1,800,000
(Acquired 10/28/2015, Cost $1,800,000, 0.5%)
Browns Bridge 6,7,8	9.50	11/1/2020	118	118,000
(Acquired 10/28/2015, Cost $118,000, 0.0%)
Cedar Park 6,7,8	11.00	5/31/2017	600	600,000
(Acquired 06/25/15, Cost $600,000, 0.2%)
Cherokee 6,7,8	9.50	11/1/2020	243	243,000
(Acquired 10/28/2015, Cost $243,000, 0.1%)
Concord 6,7,8	9.50	11/1/2020	313	312,873
(Acquired 10/28/2015, Cost $312,873, 0.1%)
Crossroads 6,7,8	9.50	11/1/2020	170	170,000
(Acquired 10/28/2015, Cost $170,000, 0.1%)
Fayetteville 6,7,8	9.50	11/1/2020	48	48,000
(Acquired 10/28/2015, Cost $48,000, 0.0%)

Holiday Inn 6,7,8	10.08	7/1/2020	2,000	2,000,000
(Acquired 06/25/15, Cost $2,000,000, 0.5%)
Lee & White 6,7,8	9.50	11/1/2020	91	91,000
(Acquired 10/28/2015, Cost $91,000, 0.0%)
Marshalls 6,7,8	9.50	11/1/2020	386	386,000
(Acquired 10/28/2015, Cost $386,000, 0.1%)
Meadows 6,7,8	9.50	11/1/2020	68	68,000
(Acquired 10/28/2015, Cost $68,000, 0.0%)
Moreland Avenue 6,7,8	9.23	11/1/2020	225	225,000
(Acquired 11/16/2015, Cost $225,000, 0.1%)
North River 6,7,8	9.50	11/1/2020	246	246,000
(Acquired 10/28/2015, Cost $246,000, 0.1%)
Town and Country 6,7,8	9.50	11/1/2020	492	492,000
(Acquired 10/28/2015, Cost $492,000, 0.1%)
Total Class B Notes				6,799,873
Commercial Mortgage-Backed Securities – 21.1%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ 3	5.42	10/10/45	14,010	13,972,288
Series 2007-3, Class AJ 3	5.54	06/10/49	10,600	10,520,383
COMM Mortgage Trust
Series 2014-KYO, Class F 1,3,5	3.94	06/11/27	7,620	7,532,395
Commercial Mortgage Trust
Series 2007-GG11, Class AJ 3	6.03	12/10/49	10,642	10,466,287
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AJ	5.48	02/15/40	1,590	1,586,751
Series 2007-C7, Class AJ 3	6.24	09/15/45	10,000	9,767,684
Morgan Stanley Capital I, Inc.
Series 1998-HF1, Class K 5,8	6.19	03/15/30	2,686	2,652,214
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AJ 3	5.41	12/15/43	11,500	11,305,039
Series 2007-C33, Class AJ 3	5.95	02/15/51	10,250	10,097,224
Total Commercial Mortgage-Backed Securities				77,900,265
Mezzanine Loan – 1.9%
BOCA Mezzanine 6,8	8.43	08/09/16	7,107	7,106,803
Total Mezzanine Loan				7,106,803
Total COMMERCIAL MORTGAGE RELATED HOLDINGS (Cost $93,259,004)				91,806,941
INTEREST-ONLY SECURITIES – 0.7%
Federal Home Loan Mortgage Corporation Strips
Series 304, Class C60 9	3.50	12/15/42	7,704	1,427,612
Federal National Mortgage Association REMICS
Series 2013-32, Class IG 9	3.50	04/25/33	6,616	884,242
JP Morgan Mortgage Trust
Series 2014-5, Class AX4 5,9	0.50	10/25/29	18,573	308,056
Total INTEREST-ONLY SECURITIES (Cost $3,523,199)				2,619,910
CORPORATE BONDS – 9.0%
Automotive – 0.4%
American Axle & Manufacturing, Inc. 3	6.63	10/15/22	1,300	1,348,750
Basic Industry – 0.8%
Arch Coal, Inc. 10	7.25	06/15/21	1,750	10,938
Hexion, Inc.	9.00	11/15/20	1,350	543,375
INEOS Group Holdings SA 3,5,11	6.13	08/15/18	1,350	1,372,774
PulteGroup, Inc. 3	6.38	05/15/33	1,000	1,020,000
Total Basic Industry				2,947,087
Consumer Goods – 0.8%
ACCO Brands Corp. 3	6.75	04/30/20	1,350	1,427,625
Post Holdings, Inc. 3	7.38	02/15/22	1,300	1,374,750
Total Consumer Goods				2,802,375
Energy – 0.8%
Blue Racer Midstream LLC 5	6.13	11/15/22	425	353,813
BreitBurn Energy Partners LP 10	7.88	04/15/22	1,325	132,500
Crestwood Midstream Partners LP	6.00	12/15/20	800	628,000
EV Energy Partners LP	8.00	04/15/19	1,250	312,500
Ferrellgas Partners LP 3	8.63	06/15/20	700	647,500

Global Partners LP 3	6.25	07/15/22	500	372,500
ION Geophysical Corp.	8.13	05/15/18	500	250,000
Linn Energy LLC	7.75	02/01/21	1,000	115,000
W&T Offshore, Inc.	8.50	06/15/19	1,250	150,000
Total Energy				2,961,813
Healthcare – 1.5%
CHS/Community Health Systems, Inc. 3	7.13	07/15/20	1,300	1,228,500
HCA, Inc. 3	5.88	05/01/23	1,350	1,415,812
inVentiv Health, Inc. 3	10.00	08/15/18	335	332,069
Kindred Healthcare, Inc. 3	6.38	04/15/22	1,150	1,036,438
Service Corporation International 3	8.00	11/15/21	1,200	1,404,000
Total Healthcare				5,416,819
Leisure – 1.3%
Boyd Gaming Corp. 3	9.00	07/01/20	1,300	1,374,750
Isle of Capri Casinos, Inc. 3	5.88	03/15/21	850	875,500
MGM Resorts International 3	7.75	03/15/22	1,250	1,392,187
Palace Entertainment Holdings LLC 3,5	8.88	04/15/17	1,250	1,212,500
Total Leisure				4,854,937
Media – 0.8%
CCO Holdings LLC	5.75	01/15/24	725	754,906
Cumulus Media Holdings, Inc.	7.75	05/01/19	600	228,000
Lamar Media Corp. 3	5.38	01/15/24	1,350	1,407,780
Mediacom Broadband LLC	6.38	04/01/23	350	357,875
Neptune Finco Corp. 5	10.88	10/15/25	325	353,275
Total Media				3,101,836
Retail – 0.5%
L Brands, Inc. 3	7.60	07/15/37	900	936,000
New Albertsons, Inc.	7.75	06/15/26	850	794,750
Total Retail				1,730,750
Services – 0.6%
Avis Budget Car Rental LLC 3	5.50	04/01/23	1,400	1,358,000
Casella Waste Systems, Inc. 3	7.75	02/15/19	1,000	1,014,375
Total Services				2,372,375
Telecommunications – 1.5%
CenturyLink, Inc.	7.65	03/15/42	1,000	825,000
FairPoint Communications, Inc. 3,5	8.75	08/15/19	925	876,437
Frontier Communications Corp. 3,5	11.00	09/15/25	1,125	1,130,625
Intelsat Luxembourg SA 11	7.75	06/01/21	650	193,375
Qwest Capital Funding, Inc.	6.88	07/15/28	250	207,500
T-Mobile USA, Inc. 3	6.63	04/01/23	1,350	1,420,875
Windstream Services LLC	7.50	06/01/22	1,000	767,500
Total Telecommunications				5,421,312
Total CORPORATE BONDS (Cost $41,237,213)				32,958,054
			Shares	Value
PREFERRED STOCKS – 2.8%
Finance & Investment – 2.6%
Kimco Realty Corp., 6.00%			157,837	$ 4,089,557
Public Storage, 6.00%			200,000	5,512,000
Total Finance & Investment				9,601,557
Telecommunications – 0.2%
Regency Centers Corp., 6.63%			21,213	551,750
Total PREFERRED STOCKS (Cost $9,502,399)				10,153,307
Total Investments – 119.0% (Cost $472,057,624)				438,422,457
Liabilities in Excess of Other Assets – (19.0)%				(69,866,358)
TOTAL NET ASSETS – 100.0%				$ 368,556,099

The following notes should be read in conjunction with the accompanying Schedule of Investments.
1 - Variable rate security - Interest rate shown is the rate in effect as of March 31, 2016.
2 - Security is a “step up” bond where the coupon increases or steps up at a predetermined date.
3 - Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
4 - Security is an inverse floating rate bond.
5- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2016, the total value of all such securities was $116,948,612 or 31.7%
of net assets.
6 - Private Placement.
7 - Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Directors.
The values in the parenthesis represents the acquisition date, cost and the percentage of net assets, respectively. As of March 31, 2016, the total value of all such securities was $6,799,873 or 1.9% of net assets.
8 - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of March 31, 2016, the total value of all such securities was $16,558,890 or 4.5% of net assets.
9 - Interest rate is based on the notional amount of the underlying mortgage pools.
10 - Issuer is currently in default on its regularly scheduled interest payment.
11 - Foreign security or a U.S. security of a foreign company.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Brookfield Investment Management Inc.’s (the “Adviser”) Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Fair valuation procedures may be used to value a substantial portion of the assets of the Brookfield Mortgage Opportunity Income Fund Inc. (“Fund”). The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Pursuant to the procedures, securities in the Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical assets or liabilities
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sales prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of
March 31, 2016:

Valuation Inputs	Level 1	Level 2	Level 3 (1)	Total
Residential Mortgage Related Holdings	$-	$-	$300,884,245	$300,884,245
Commercial Mortgage Related Holdings	-	-	91,806,941	91,806,941
Interest-Only Securities	-	-	2,619,910	2,619,910
Corporate Bonds	-	32,958,054	-	32,958,054
Preferred Stocks	10,153,307	-	-	10,153,307
Total	$10,153,307	$32,958,054	$395,311,096	$438,422,457

Assets	Level 1	Level 2	Level 3	Total
Other Financial Instruments (2)	$36,676	$-	$-	$36,676
Total Assets - Other Financial Instruments	$36,676	$-	$-	$36,676

(1) The Fund generally uses evaluated bid prices provided by an independent pricing service on the valuation date as the primary basis for the fair value determinations. These evaluated bid prices are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

(2) Other financial instruments include exchange traded futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

	Quantitative Information about Level 3 Fair Value Measurements (1)
	Value as of March 31, 2016	Valuation Methodology	Significant Unobservable Input	Range (Weighted Average)
Commercial Mortgage Related Holdings:
Class B Notes	$ 6,799,873	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.5%-12.0% (10.4%)
Morgan Stanley Capital I, Inc., Series 1998-HF1, Class K	2,652,214	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.00% (7.00%)
BOCA Mezzanine	7,106,803	Discounted Cash Flow	Debt Yield and Loan to Value	12.9%-14.4% (13.7%) 44%-49% (47%)
	$16,558,890

 (1) The table above does not include Level 3 securities that are valued by brokers and pricing services. At March 31, 2016, the value of these securities was approximately $378,752,206. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in the Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Residential Mortgage Related Holdings	Commercial Mortgage Related Holdings	Interest-Only Securities	Collateralized Loan Obligation	Total
Balance as of June 30, 2015	$373,105,646	$107,786,402	$3,150,630	$3,955,200	$487,997,878
Accrued Discounts (Premiums)	8,817,370	(88,020)	(18,014)	-	8,711,336
Realized Gain (Loss)	2,814,317	666,652	-	(2,170,000)	1,310,969
Change in Unrealized Appreciation (Depreciation)	(19,893,978)	(3,417,476)	(541,955)	14,800	(23,838,609)
Purchases at cost	29,304,007	8,092,854	330,846	-	37,727,707
Sales proceeds	(93,263,117)	(21,233,471)	(301,597)	(1,800,000)	(116,598,185)
Balance as of March 31, 2016	$300,884,245	$91,806,941	$2,619,910	$-	$395,311,096
Change in unrealized gains or losses relating to assets still held at the reporting date	$(20,720,870)	$(3,296,730)	$(541,955)	$-	$(24,559,555)

The fair value of the Fund’s reverse repurchase agreements, which qualify as financial instruments under FASB Accounting Standards Codification (“ASC”) 820 “Disclosures about Fair Values of Financial Instruments”, approximates the carrying amounts presented below. As of March 31, 2016, this financial instrument is categorized as a Level 2 within the disclosure hierarchy.

During the nine months ended March 31, 2016, there were no transfers between the Levels.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at March 31, 2016 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$472,057,624	$4,946,867	$(38,582,034)	$(33,635,167)

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a  reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At March 31, 2016, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
RBC Capital Markets	1.31%	01/05/16	04/05/16	$ 5,612,000	$ 5,629,803
RBC Capital Markets	1.38%	02/25/16	05/19/16	6,550,000	6,559,033
RBC Capital Markets	1.38%	03/14/16	06/14/16	9,115,000	9,121,300
RBC Capital Markets	1.81%	01/06/16	04/06/16	8,287,000	8,322,866
RBC Capital Markets	1.84%	01/06/16	04/06/16	11,948,000	12,000,424
RBC Capital Markets	1.87%	02/19/16	05/19/16	8,458,000	8,476,447
RBC Capital Markets	1.89%	01/04/16	04/04/16	8,219,000	8,256,916
RBC Capital Markets	1.91%	01/06/16	04/06/16	8,553,000	8,592,060
RBC Capital Markets	1.92%	02/12/16	05/12/16	9,040,000	9,063,595
RBC Capital Markets	1.92%	03/23/16	06/23/16	9,585,000	9,589,612
RBC Capital Markets	1.95%	01/20/16	04/20/16	12,691,000	12,740,464
RBC Capital Markets	1.97%	01/20/16	04/20/16	3,951,000	3,966,597
RBC Capital Markets	2.02%	01/20/16	04/20/16	2,946,000	2,957,924
RBC Capital Markets	2.02%	03/23/16	06/23/16	2,317,000	2,318,173
RBC Capital Markets	2.03%	03/03/16	06/03/16	2,625,000	2,629,296
RBC Capital Markets	2.07%	02/19/16	05/19/16	5,033,000	5,045,151
RBC Capital Markets	2.08%	02/26/16	05/26/16	14,564,000	14,593,517
Total				$129,494,000	$129,863,178

(1) The average daily balance of reverse repurchase agreements outstanding for the Fund during the nine months ended March 31, 2016 was $143,959,287 at a weighted average interest rate of 1.66%.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Residential Mortgage Related Holdings	$-	$19,588,000	$29,091,000	-	$48,679,000
Commercial Mortgage Related Holdings	-	37,007,000	22,531,000	-	59,538,000
Corporate Bonds	-	5,612,000	15,665,000	-	21,277,000
Total	$-	$62,207,000	$67,287,000	$-	$129,494,000

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the nine months ended March 31, 2016, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

As of March 31, 2016, the following futures contracts were outstanding.

Short:
Contracts	Type	Expiration Date	Value at March 31, 2016	Unrealized Appreciation

269	2 Year U.S. Treasury Note	June 2016	$ 58,843,750	$ 34,017
22	5 Year U.S. Treasury Note	June 2016	2,665,609	2,659

			$ 61,509,359	$ 36,676

The average notional value of futures contracts outstanding during the nine months ended March 31, 2016 was $122,820,727, which represents the volume of activity during the period.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Mortgage Opportunity Income Inc.

By (Signature and Title)                      /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: May 27, 2016

By (Signature and Title)                       /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date: May 27, 2016